Average Annual Total Returns - Investor A, Institutional - iShares Municipal Bond Index Fund	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	4.70%
5 Years	3.46%
10 Years	4.05%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	4.66%
5 Years	3.37%
10 Years	4.00%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.73%
5 Years	3.22%
10 Years	3.76%
Institutional Shares
Average Annual Return:
1 Year	4.97%
5 Years	3.57%
10 Years	4.10%